REVENUES BY PRODUCT (Details - Sales by geographic region) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 184,217	$ 132,369	$ 190,724
Africa [Member]
Disaggregation of Revenue [Line Items]
Revenues	110,478	68,448	80,637
CHINA
Disaggregation of Revenue [Line Items]
Revenues	37,118	11,957	17,731
INDONESIA
Disaggregation of Revenue [Line Items]
Revenues	2	12,672	22,502
VIET NAM
Disaggregation of Revenue [Line Items]
Revenues	1,060	6,999	9,109
PHILIPPINES
Disaggregation of Revenue [Line Items]
Revenues	2,832	2,850	19,372
THAILAND
Disaggregation of Revenue [Line Items]
Revenues	7,662	12,989	13,119
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenues	10,259	10,105	18,889
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 14,806	$ 6,349	$ 9,365